CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (306,340)	$ (147,686)	$ (107,436)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	0	0	1,436
Loss from discontinued operations	0	64,084
Stock issued for service	75,000
Changes in assets and liabilities:
Accounts receivable	24	(24)
Deposit	12,182	(13,750)	(2,494)
Prepayment	0	0	(26,649)
Inventory	11,509	(11,509)	0
Accounts payable	(21,071)	(1,184)	1,165
Accrued liabilities and other payables	161,848	(3,688)	13,834
NET CASH USED IN OPERATING ACTIVITIES	(66,848)	(113,757)	(120,144)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	0	0	(20,687)
NET CASH USED IN INVESTING ACTIVITIES	0	0	(20,687)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	209,920	0	248,800
Repayments to related parties	(102,080)	0	(128,166)
Advances from related parties	14,000	105,552	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	121,840	105,552	120,634
Effect of exchange rate changes on cash and cash equivalents	0	2,828	11,127
NET (DECREASE) INCREASE IN CASH	54,992	(5,377)	(9,070)
Cash and cash equivalents at beginning of year	2,443	7,820	16,890
Cash and cash equivalents at end of year	57,435	2,443	7,820
SUPPLEMENTARY DISCLOSURE:
Income tax paid	0	0	0
Interest paid	$ 0	$ 0	$ 0